Property and Equipment and Investment Properties - Summary of Investment Property (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about investment property [line items]
Carrying amount		₩ 3,224,180		₩ 3,759,176
Reconciliation of changes in investment property [abstract]
Beginning		3,759,176		4,109,784
Changes in investment property [abstract]
Acquisition		183,503		88,756
Transfers	[1]	13,184		12,876
Disposal		(410,141)		(442,961)
Depreciation		(47,150)		(50,426)
Others		(274,392)		41,147
Ending		3,224,180	$ 2,231,962	3,759,176
Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		3,563,240		3,989,039
Reconciliation of changes in investment property [abstract]
Beginning		3,989,039
Changes in investment property [abstract]
Ending		3,563,240		3,989,039
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(176,140)		(186,500)
Reconciliation of changes in investment property [abstract]
Beginning		(186,500)
Changes in investment property [abstract]
Ending		(176,140)		(186,500)
Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(162,920)		(43,363)
Reconciliation of changes in investment property [abstract]
Beginning		(43,363)
Changes in investment property [abstract]
Ending		(162,920)		(43,363)
Land
Disclosure of detailed information about investment property [line items]
Carrying amount		1,816,444		1,976,870
Reconciliation of changes in investment property [abstract]
Beginning		1,976,870		2,236,544
Changes in investment property [abstract]
Acquisition		73,455		48,931
Transfers	[1]	9,998		2,792
Disposal		(221,627)		(324,787)
Depreciation		0		0
Others		(22,252)		13,390
Ending		1,816,444		1,976,870
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,866,468		1,990,096
Reconciliation of changes in investment property [abstract]
Beginning		1,990,096
Changes in investment property [abstract]
Ending		1,866,468		1,990,096
Land | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		0		0
Reconciliation of changes in investment property [abstract]
Beginning		0
Changes in investment property [abstract]
Ending		0		0
Land | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(50,024)		(13,226)
Reconciliation of changes in investment property [abstract]
Beginning		(13,226)
Changes in investment property [abstract]
Ending		(50,024)		(13,226)
Buildings
Disclosure of detailed information about investment property [line items]
Carrying amount		1,407,736		1,782,306
Reconciliation of changes in investment property [abstract]
Beginning		1,782,306		1,873,240
Changes in investment property [abstract]
Acquisition		110,048		39,825
Transfers	[1]	3,186		10,084
Disposal		(188,514)		(118,174)
Depreciation		(47,150)		(50,426)
Others		(252,140)		27,757
Ending		1,407,736		1,782,306
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,696,772		1,998,943
Reconciliation of changes in investment property [abstract]
Beginning		1,998,943
Changes in investment property [abstract]
Ending		1,696,772		1,998,943
Buildings | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(176,140)		(186,500)
Reconciliation of changes in investment property [abstract]
Beginning		(186,500)
Changes in investment property [abstract]
Ending		(176,140)		(186,500)
Buildings | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(112,896)		(30,137)
Reconciliation of changes in investment property [abstract]
Beginning		(30,137)
Changes in investment property [abstract]
Ending		₩ (112,896)		₩ (30,137)

[1]	Includes transfers with property and equipment and assets held for sale.